Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,090	¥ 3,708
Deferred tax assets, Accrued warranty expenses	497	474
Deferred tax assets, Accrued pension and severance costs	10,817	9,455
Deferred tax assets, Accrued expenses	1,823	1,001
Deferred tax assets, Research and development expenses capitalized for tax purposes	2,554	2,381
Deferred tax assets, Operating loss carryforwards	40,378	49,097
Deferred tax assets, Property, plant and equipment	2,906	3,614
Deferred tax assets, Tax credits	522	2,368
Deferred tax assets, Other	2,531	1,924
Total gross deferred tax assets	65,118	74,022
Less valuation allowance	(55,522)	(62,834)	¥ (59,072)	¥ (50,188)
Net deferred tax assets	9,596	11,188
Deferred tax liabilities, Intangible assets	(420)	(567)
Deferred tax liabilities, Net unrealized gains on marketable securities	(143)	(316)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(686)	(769)
Deferred tax liabilities, Other	(157)	(157)
Total gross deferred tax liabilities	(1,406)	(1,809)
Net deferred tax assets (liabilities)	¥ 8,190	¥ 9,379